Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000215718
Shareholder Report [Line Items]
Trading Symbol	AESR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 16, 2019)
Anfield U.S. Equity Sector Rotation ETF - NAV	24.59%	16.70%	15.24%
S&P 500® Index	21.45%	17.64%	15.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 155,015,112
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,118,427
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$155,015,112
Number of Portfolio Holdings	31
Advisory Fee	$1,118,427
Portfolio Turnover	106%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Utilities	0.6%
Consumer Discretionary	0.7%
Communications	0.7%
Consumer Staples	0.9%
Health Care	1.8%
Financials	2.0%
Materials	2.2%
Industrials	3.1%
Technology	3.5%
Equity	84.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	15.5%
Exchange-Traded Funds	84.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Communication Services Select Sector SPDR Fund	16.6%
iShares Semiconductor ETF	16.0%
SPDR S&P 500 ETF	15.0%
iShares Expanded Tech-Software Sector ETF	13.3%
ARK Next Generation Internet ETF	4.8%
iShares U.S. Financial Services ETF	4.7%
Invesco KBW Bank ETF	3.7%
Industrial Select Sector SPDR Fund	3.2%
Vanguard Consumer Discretionary ETF	3.1%
Consumer Discretionary Select Sector SPDR Fund	2.8%